NORTHERN LIGHTS VARIABLE TRUST

May 9, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Variable Trust	-

BTS Tactical Fixed Income VIT Fund

Donoghue Forlines Dividend VIT Fund

Donoghue Forlines Momentum VIT Fund

TOPS ® Conservative ETF Portfolio

TOPS ® Balanced ETF Portfolio

TOPS ® Moderate Growth ETF Portfolio

TOPS ® Growth ETF Portfolio

TOPS ® Aggressive Growth ETF Portfolio

TOPS ® Managed Risk Balanced ETF Portfolio

TOPS ® Managed Risk Moderate Growth ETF Portfolio

TOPS ® Managed Risk Growth ETF Portfolio

TOPS ® Managed Risk Flex ETF Portfolio

TOPS® Target Range™ Portfolio

Post-Effective Amendment No. 273, 274, 275, 276 and 277 to the Registration Statement on Form N-1A (File No. 333- 131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf BTS Tactical Fixed Income VIT Fund, Donoghue Forlines Dividend VIT Fund, Donoghue Forlines Momentum VIT Fund, and TOPS® Conservative ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio, TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS ® Managed Risk Growth ETF Portfolio, TOPS® Managed Risk Flex ETF Portfolio, TOPS® Target Range™ Portfolio pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendment”):

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Fund Name	Post-Effective Amendment Number	SEC Accession Number	Date of Amendment Filing
BTS Tactical Fixed Income VIT Fund	277	0001580642-23-002218	4/24/2023
Donoghue Forlines Dividend VIT Fund	276	0001580642-23-002213	4/24/2023
Donoghue Forlines Momentum VIT Fund	276	0001580642-23-002213	4/24/2023
TOPS ® Conservative ETF Portfolio	275	0001580642-23-002210	4/24/2023
TOPS ® Balanced ETF Portfolio	275	0001580642-23-002210	4/24/2023
TOPS ® Moderate Growth ETF Portfolio	275	0001580642-23-002210	4/24/2023
TOPS ® Growth ETF Portfolio	275	0001580642-23-002210	4/24/2023
TOPS ® Aggressive Growth ETF Portfolio	275	0001580642-23-002210	4/24/2023
TOPS ® Managed Risk Balanced ETF Portfolio	275	0001580642-23-002210	4/24/2023
TOPS ® Managed Risk Moderate Growth ETF Portfolio	275	0001580642-23-002210	4/24/2023
TOPS ® Managed Risk Growth ETF Portfolio	275	0001580642-23-002210	4/24/2023
TOPS ® Managed Risk Flex ETF Portfolio	274	0001580642-23-002208	4/24/2023
TOPS® Target Range™ Portfolio	273	0001580642-23-002207	4/24/2023

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to Stephanie Shearer at (631) 470-2633.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Secretary

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